Installment Loans (Composition of Installment Loans By Domicile and Type of Borrower) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 2,823,769	¥ 2,815,706
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	[1]	18,933	24,795
Japan | Consumer borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,674,036	1,560,246
Japan | Consumer borrowers | Consumer - Housing loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		1,375,380	1,261,571
Japan | Consumer borrowers | Card loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		264,323	270,007
Japan | Consumer borrowers | Consumer - Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		34,333	28,668
Japan | Corporate borrowers
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		597,477	623,773
Japan | Corporate borrowers | Corporate Real Estate Companies Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		278,076	270,965
Japan | Corporate borrowers | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		18,318	12,758
Japan | Corporate borrowers | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		301,083	340,050
Overseas
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		533,323	606,892
Overseas | Non-recourse Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		54,987	75,968
Overseas | Corporate Commercial, industrial and other companies
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans		¥ 478,336	¥ 530,924

[1]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.